Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts payable	$ 7.0	$ 8.5
Accrued liabilities	36.1	25.1
Accounts payable and accrued liabilities	$ 43.1	$ 33.6